IMPAIRMENT OF NON-CURRENT ASSET - Jerritt Canyon operating segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	$ 29,684
Impairment of non-current asset	125,200
Mining interest - producing properties [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	78,128
Mining interests - exploration properties (non-depletable) [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ 17,388	$ 2,132